INTANGIBLE ASSET (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Intangible assets, amortization expense	$ (6,206)	$ 0	$ 0	$ (11,696)
Software developments [Member]
Intangible assets, estimated useful lives	5 years			5 years
Intangible assets, amortization method	straight line basis			straight line basis
Software licenses fee and others [Member]
Intangible assets, estimated useful lives	5 years
Intangible assets, amortization method	Straight line basis